Inventories (Details) - Schedule of Inventories - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of inventories [Abstract]
Raw materials	$ 9,016,981	$ 6,401,458
Work in process		7,830
Finished goods	5,133,030	7,117,789
Goods in transit	1,714,861	3,005,549
Inventory provision	(1,445,947)	(1,099,914)
Total inventories, net	$ 14,418,925	$ 15,432,712